CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 88,157	$ 42,089
Prepayments and other current assets.	947	716
Total current assets	89,940	42,807
Property and equipment, net	490	541
Prepayments and other non-current assets	3,297	31
Security deposits	104	88
Operating lease right-of-use asset, net	811	806
TOTAL ASSETS	94,642	44,273
Current liabilities
Accrued expenses and other liabilities	3,325	1,906
Operating lease liabilities - current	308	198
Total current liabilities	3,633	2,104
Non-current liabilities
Operating lease liabilities -non - current	578	668
TOTAL LIABILITIES	4,211	2,772
Shareholders' equity
Ordinary shares, par value of US$0.0001 per share; 400,000,000 shares authorized; 24,898,908 and 29,184,475 shares issued; 24,898,908 and 29,149,444 shares outstanding as of December 31, 2022 and 2023, respectively	3	3
Additional paid-in capital	162,305	81,761
Accumulated other comprehensive loss	(374)	(392)
Accumulated deficit	(71,503)	(39,871)
Total shareholders' equity	90,431	41,501
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	94,642	44,273
Nonrelated parties
Current Assets
Other Receivables	818
Related parties
Current Assets
Other Receivables	$ 18	$ 2